Operating Expenses	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Operating Expenses

20.	Operating Expenses

20.1	Research and development

	2023	2022

Compensation and benefits	€564,657	€447,517
Other research and development costs	49,894	23,499
Capitalized R&D costs	(472,747)	(327,210)
Total	€141,804	€143,806

The Company capitalizes wages and direct material expenses associated with R&D in accordance with IAS 38 (see Notes 6 and 22). Last year 70% of the wages and direct material expenses were reimbursed through government grants and the remaining 30% of the wages and direct material expenses were being capitalized.

20.2	Sales and Marketing

	2023	2022

Compensation and benefits	€182,889	€40,522
Contractors	202,464	99,204
Consultancy fees	50,926	-
Publicity and advertisement	85,960	8,991
Traveling expenses	82,881	54,560
Total	€605,120	€203,277

RanMarine Technology, B.V.

Notes to Consolidated Financial Statements

As of and for the Years Ended December 31, 2023 and 2022

20.3	General and Administrative

	2023	2022

Compensation and benefits	€713,031	€220,530
Consultancy fees	713,551	66,645
Legal services	-	100,553
Contractors	316,594	139,300
Accounting and audit services	51,277	303,239
Non-executive board compensation and expenses	200,660	-
Depreciation and amortization	261,679	66,513
Automation costs	104,185	31,254
Freight costs	75,113	30,039
Office expense	49,086	28,768
Lease expense	24,754	10,320
Insurance costs	78,554	2,600
Other general expenses	66,239	68,225
Total	€2,654,723	€1,067,986